Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost of sales [Abstract]
Cost of Sales
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Time charter, voyage and port terminal expenses	46,312	42,536	31,393
Direct vessel expenses	48,748	48,725	48,962
Cost of products sold-liquid port terminal	16,129	9,077	31,289
Depreciation and amortization	32,533	34,217	35,965
Impairment losses	-	2,569	-
Total cots of sales	143,722	137,124	147,609

Time charter, voyage and port terminal expenses
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Fuel	$13,488	$14,103	$11,150
Time charter	6,587	3,865	114
Ports payroll and related costs	8,036	8,880	8,302
Ports repairs and maintenance	1,862	2,011	1,059
Ports rent	992	1,214	503
Ports insurances	2,943	1,708	1,534
Docking expenses	2,712	2,423	2,436
Maritime and regulatory fees	1,301	802	615
Towing expenses	4,193	3,526	2,177
Other expenses	4,198	4,004	3,503

Total	$46,312	$42,536	$31,393

Direct vessel expenses
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Payroll and related costs	$27,698	$27,837	$30,138
Insurances	3,982	3,931	3,831
Repairs and maintenance	6,568	6,100	6,638
Lubricants	794	686	631
Victualing	1,317	1,223	1,242
Travel expenses	2,028	2,557	2,013
Stores	2,486	2,167	1,825
Other expenses	3,875	4,224	2,644

Total	$48,748	$48,725	$48,962

Depreciation and amortization

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Depreciation of tangible assets	$29,611	$31,296	$33,092
Depreciation of RoU asset	$149	$148	$149
Amortization of intangible assets	$2,773	$2,773	$2,724
Total	$32,533	$34,217	$35,965